Debt - Narrative Annual (Details) $ in Thousands		1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2016 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2020 USD ($)	Jun. 24, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 USD ($)
Debt Instrument [Line Items]
Total debt facilities							$ 177,690	$ 187,690		$ 0
Convertible notes
Debt Instrument [Line Items]
Interest rate	7.00%		7.00%
Debt instrument, face amount	$ 150,000		$ 150,000
Maturity date	Nov. 30, 2026		Nov. 30, 2026
Debt instrument, interest rate, delayed election impact							9.00%
Total debt facilities							$ 150,000	150,000		$ 0
Redemption price, percentage of principal amount redeemed							100.00%
Debt redemption threshold							$ 5,000
Premium percentage							5.00%
Anniversary redemption offering amount							$ 30,000
Debt conversion converted instrument intrinsic value	$ 32,700		$ 32,700
Debt related commitment fee amount	$ 3,500	$ 200	$ 3,500
Original issue discount rate	5.00%		5.00%
Debt instrument, discount	$ 5,800		$ 5,800
Commitment fee, percentage	3.00%		3.00%
Debt issuance costs	$ 900		$ 900
Interest expense				$ 3,500	$ 6,900	$ 10,500	$ 14,100	$ 13,800	$ 13,400
Convertible notes | Prior to November 30, 2021
Debt Instrument [Line Items]
Debt instrument, conversion ratio	0.0007073	0.0008679094
Percentage of outstanding equity	10.61%	12.71%	10.61%
Convertible notes | After November 30, 2021
Debt Instrument [Line Items]
Debt instrument, conversion ratio	0.00082806	0.0010203869
Percentage of outstanding equity	12.20%	14.62%	12.20%
Convertible notes | Effective Interest Rate
Debt Instrument [Line Items]
Interest rate during the period				11.95%	11.95%	11.95%	11.95%	11.95%	11.92%